                              SEASONS SERIES TRUST
    Supplement to the Statement of Additional Information dated July 31, 2006


Under the heading PORTFOLIO MANAGERS, under the section Other Accounts, reference to Greg A. Braun is deleted and the chart should be supplemented with the following:

                                                                                     OTHER CLIENT ACCOUNTS
                                                                                    (As of March 31, 2006*)
                                                            ----------------------------------------------------------------------
                                                                 Registered           Pooled Investment
                                                            Investment Companies          Vehicles             Other Accounts
                                                            --------------------  ----------------------   -----------------------
                      Advisers/                              No. of     Assets     No. of       Assets      No. of        Assets
    Portfolio         Subadviser     Portfolio Manager      Accounts  ($millions) Accounts   ($millions)   Accounts    ($millions)
    ---------         ----------     -----------------      --------  ----------- --------   -----------   --------    -----------

Multi-Managed         SunAmerica    Petermann, Bryan           --         --          2          553           4          1,737
Portfolios -                        Yovanovic, John            --         --          2          553           3          1,320
Fixed Income                        Lindvall, Tim              --         --         --           --          --            --
sleeve of                           Davis, Raphael             15        1,927       --           --          30          22,992
Balanced component                  Vanden Assem, Robert       12         866         1          610          29          4,736

Diversified Fixed       AIGGIC      Petermann, Bryan           --         --          2          553           4          1,737
Income                              Yovanovic, John            --         --          2          553           3          1,320
                                    Lindvall, Tim              --         --         --           --          --            --
                                    Davis, Raphael             15        1,927       --           --          30          22,992
                                    Mittal, Rajeev             5          230         2          239          18          2,003
                                    Vanden Assem, Robert       12         866         1          610          29          4,736

Strategic Fixed         AIGGIC      Petermann, Bryan           --         --          2          553           4          1,737
Income                              Yovanovic, John            --         --          2          553           3          1,320
                                    Lindvall, Tim              --         --         --           --          --            --


* Information for Messrs. Petermann, Yovanovic and Lindvall is as of December 31, 2006. Information for Messrs. Davis, Mittal and Vanden Assem is as of October 31, 2006.



Dated: February 20, 2007